Deferred Income Tax Assets/Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Changes in Deferred Income Tax Assets and Liabilities
Changes in “Deferred Income Tax Assets and Liabilities” during the fiscal years ended December 31, 2021, and December 31, 2020, are as follows:
Deferred Tax Assets

Item	12.31.20	Charge to Income	Others	12.31.21
Valuation of Securities	158	(158)	—	—
Derivate Instruments	—	17,092	—	17,092
Loans and Other Financing	16,961,608	(418,327)	—	16,543,281
Tax Loss Carryforwards	472,129	423,566	—	895,695
Other Non-financial Assets	45,174	(33,362)	—	11,812
Other Financial Liabilities	2,809	(2,809)	—	—
Subordinated Negotiable Obligations	10,663	(10,663)	—	—
Provisions	1,188,513	(928,406)	—	260,107
Other Non-financial Liabilities	616,429	425,647	—	1,042,076
Foreign Currency Exchange Differences	—	14,341	—	14,341
Inflation adjustment deferral	17,537,474	(511,624)	(10,578,421)	6,447,429
Others	325,620	(212,997)	—	112,623

Totals	37,160,577	(1,237,700)	(10,578,421)	25,344,456

Net deferred tax assets in subsidiaries with net liability position	(23,254,928)	2,196,867	—	(21,058,061)

Deferred tax assets	13,905,649	959,167	(10,578,421)	4,286,395

Deferred Tax Liabilities

Item	12.31.20	Charge to Income	Others	12.31.21
Valuation of Securities	(1,968,609)	582,204	—	(1,386,405)
Other Financial Assets	(37,924)	(113,708)	—	(151,632)
Property, Plant and Equipment	(17,099,811)	(1,251,247)	—	(18,351,058)
Intangible Assets	(3,992,949)	(1,597,299)	—	(5,590,248)
Other Non-financial Assets	(275,122)	60,103	—	(215,019)
Non-current Assets Held for Sale	—	—	—	—
Other Financial Liabilities	(52,340)	(84,520)	—	(136,860)
Subordinated Negotiable Obligations	(24,216)	24,216	—	—
Provisions	—	(651,084)	—	(651,084)
Other Non-financial Liabilities	(616)	616	—	—
Foreign Currency Exchange Differences	(3,660)	3,660	—	—
Inflation adjustment deferral	(5,759)	78	—	(5,681)
Others	(608)	(60)	—	(668)

Totals	(23,461,614)	(3,027,041)	—	(26,488,655)

Net deferred tax liabilities in subsidiaries with net asset position	23,254,928	(2,196,867)	—	21,058,061

Deferred tax liabilities	(206,686)	(5,223,908)	—	(5,430,594)

Deferred Tax Assets

Item	12.31.19	Charge to Income	Others	12.31.20
Valuation of Securities	77,327	(77,169)	—	158
Loans and Other Financing	6,458,491	10,503,117	—	16,961,608
Tax Loss Carryforwards	100,550	371,579	—	472,129
Other Non-financial Assets	23,340	21,834	—	45,174
Other Financial Liabilities	—	2,809	—	2,809
Subordinated Negotiable Obligations	—	10,663	—	10,663
Allowance for Impairment	14,401	(14,401)	—	—
Provisions	3,570,300	(2,381,787)	—	1,188,513
Other Non-financial Liabilities	930,430	(314,001)	—	616,429
Inflation adjustment deferral	11,946,143	5,591,331	—	17,537,474
Others	135,592	190,028	—	325,620

Totals	23,256,574	13,904,003	—	37,160,577

Net deferred tax assets in subsidiaries with net liability position	(17,488,512)	(5,766,416)	—	(23,254,928)

Deferred tax assets	5,768,062	8,137,587	—	13,905,649

Deferred Tax Liabilities

Item	12.31.19	Charge to Income	Others	12.31.20
Valuation of Securities	(43,144)	(1,925,465)	—	(1,968,609)
Other Financial Assets	(107,223)	69,299	—	(37,924)
Property, Plant and Equipment	(15,613,004)	(1,486,807)	—	(17,099,811)
Intangible Assets	(1,502,460)	(2,490,489)	—	(3,992,949)
Other Non-financial Assets	(1,273,139)	998,017	—	(275,122)
Non-current Assets Held for Sale	(3,172,947)	3,172,947	—	—
Other Financial Liabilities	(52,340)	—	—	(52,340)
Subordinated Negotiable Obligations	(24,216)	—	—	(24,216)
Provisions	(224,154)	224,154	—	—
Other Non-financial Liabilities	(27,437)	26,821	—	(616)
Foreign Currency Exchange Differences	(6,062)	2,402	—	(3,660)
Inflation adjustment deferral	—	(5,759)	—	(5,759)
Others	(1,659)	1,051	—	(608)

Totals	(22,047,785)	(1,413,829)	—	(23,461,614)

Net deferred tax liabilities in subsidiaries with net asset position	17,488,512	5,766,416	—	23,254,928

Deferred tax liabilities	(4,559,273)	4,352,587	—	(206,686)

Summary of Changes in Deferred Income Tax Assets and Liabilities
In addition, the expiration dates of tax loss carryforwards are as follows:

Year of Generation	Amount	Year Due	Deferred Tax Assets
2018	40,550	2023	12,165
2019	294,615	2024	88,385
2020	1,238,597	2025	371,579
2021	1,210,189	2026	423,566

	2,783,951		895,695